Expense Example, No Redemption - Macquarie Tax-Free Arizona Fund - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	162	561	985	2,168